Document and Entity Information	Oct. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001802156
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 12, 2026
Entity Registrant Name	XPONENTIAL FITNESS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40638
Entity Tax Identification Number	84-4395129
Entity Address, Address Line One	17877 Von Karman Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	346-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	XPOF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false